PHOENIX-OAKHURST INCOME & GROWTH FUND

                       Supplement dated March 17, 2000 to
                        Prospectus dated August 27, 1999


     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the fund will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the fund. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The prospectus is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for calendar year periods) for the fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information on page 5 in the current prospectus. All other performance information contained in the current prospectus remains unchanged.

---------------------------------------------------- ---------------------- ---------------------- ----------------------
AVERAGE ANNUAL TOTAL RETURNS                               ONE YEAR              FIVE YEARS              TEN YEARS
(for periods ending 12/31/98)(1)
---------------------------------------------------- ---------------------- ---------------------- ----------------------
Class A Shares                                               4.58%                  9.81%                 11.67%
---------------------------------------------------- ---------------------- ---------------------- ----------------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the fund's Class A shares.

The "Fund Expenses" table on page 6 of the current prospectus is amended to reflect that the maximum sales charge (load) imposed on purchases of Class A Shares, as a percentage of the offering price, is 5.75%.

The first Example table in the current prospectus on page 7 is amended as follows:

---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
                                                                1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
Class A Shares                                               $687              $925              $1,182           $1,914
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------

All other information contained in the Example tables remains unchanged.

Under the heading "Sales Charges: Class A Shares" on page 10 of the current prospectus, the first sentence is amended to read: "If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested)." The remainder of that paragraph remains unchanged.

The table under the heading "Sales Charge you may pay to purchase Class A Shares" on page 11 of the current prospectus is replaced in its entirety by the following:

                                                                                   SALES CHARGES AS A PERCENTAGE OF
                                                                                   --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE                                      OFFERING PRICE             NET AMOUNT INVESTED
---------------------------------------                                      --------------             -------------------
Under $50,000                                                                     5.75%                        6.10%
$50,000 but under $100,000                                                        4.75%                        4.99%
$100,000 but under $250,000                                                       3.75%                        3.90%
$250,000 but under $500,000                                                       2.75%                        2.83%
$500,000 but under $1,000,000                                                     2.00%                        2.04%
$1,000,000 or more                                                                None                          None

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE.

PXP 693/SC (3/00)

                      PHOENIX-OAKHURST INCOME & GROWTH FUND

                       Supplement dated March 17, 2000 to
           Statement of Additional Information dated August 27, 1999
                        as supplemented January 10, 2000

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the fund will be 5.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the fund. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The Statement of Additional Information is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for fiscal year periods) for the fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information on page 8 of the current Statement of Additional Information. All other performance information contained in the current Statement of Additional Information remains unchanged.

-------------------------------------------------------------------- ---------------- ---------------- ----------------
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 4/30/99)(1)             1 YEAR           5 YEAR          10 YEARS
-------------------------------------------------------------------- ---------------- ---------------- ----------------
 Class A Shares                                                           0.82%           11.44%           11.01%
-------------------------------------------------------------------- ---------------- ---------------- ----------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the fund's Class A shares.

Under the heading "Performance Information" on page 8 of the current Statement of Additional Information, the third and fourth sentence in paragraph 5 is amended to read as follows: "Calculation of aggregate total return reflects payment of the Class A Shares' maximum sales charge of 5.75% and assumes reinvestment of all income dividends and capital gain distributions during the period. Based on the foregoing, the Class A aggregate cumulative total return for the period commencing September 7, 1940 and ending April 30, 1999 was 35,099.63%."

The table under the heading "The Distributors" on page 18 of the current Statement of Additional Information is replaced in its entirety by the following:

                                                       SALES CHARGES AS A PERCENTAGE OF        DEALER DISCOUNT AS A PERCENTAGE
                                                       --------------------------------        -------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE            OFFERING PRICE     NET AMOUNT INVESTED             OF OFFERING PRICE
---------------------------------------            --------------     -------------------             -----------------
Under $50,000                                           5.75%                  6.10%                        5.25%
$50,000 but under $100,000                              4.75%                  4.99%                        4.25%
$100,000 but under $250,000                             3.75%                  3.90%                        3.25%
$250,000 but under $500,000                             2.75%                  2.83%                        2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                        1.75%
$1,000,000 or more                                      None                   None                          None


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 693B/SC (3/00)